Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Common Stock, Par Or Stated Value Per Share	$ 0.001
Exchange Of Stock For Stock Ratio	0.3973333
Maximum [Member]
Common Stock, Par Or Stated Value Per Share	$ 0.01
Minimum [Member]
Common Stock, Par Or Stated Value Per Share	$ 0.001